Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expenses	¥ 128,878	¥ 97,819
Short-term lease expense	¥ 9,990	¥ 8,217